Purchases and other expenses - Provisions for litigation - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Purchases and other expenses [abstract]
Total provision for litigation	€ 405	€ 525	€ 643	€ 572
o/w non-current provision	51	46	45
o/w current provision	€ 353	€ 479	€ 598